Consolidated Statements of Equity - USD ($) $ in Millions		Total		Common Stock	Additional Paid-In Capital	Shares Held In Trust	Equity Compensation Reserve	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholders' Equity	Cumulative effect of change in accounting principle Accumulated Other Comprehensive Income	Cumulative effect of change in accounting principle Retained Earnings	Cumulative effect of change in accounting principle Total Stockholders' Equity
Balance at Dec. 31, 2019				$ 14	$ 4,088	$ (4)	$ 0	$ 2,539	$ 2,528	$ 9,165		$ (55)	$ (55)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ (1,552)							(1,552)	(1,552)
Other comprehensive income (loss)		1,421						1,421		1,421
Capital contribution					500					500
Shares acquired at cost						(18)				(18)
Shares distributed at cost						18				18
Reserve for equity compensation plans							8			8
Balance at Dec. 31, 2020				14	4,588	(4)	8	3,960	921	9,487	$ (391)	$ (2,605)	$ (2,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		3,482	[1]						3,482	3,482
Other comprehensive income (loss)		(2,065)	[2]					(2,065)		(2,065)
Shares sold in connection with demerger		5			1	4
Capital contribution					1,375					1,375
Reserve for equity compensation plans							(8)			(8)
Balance at Dec. 31, 2021	[3]			14	5,964	0	0	1,504	1,798	9,280
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		3,482
Other comprehensive income (loss)		(2,065)
Balance at Jan. 01, 2022		9,280
Balance at Dec. 31, 2021	[3]			14	5,964	0	0	1,504	1,798	9,280
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		6,305	[1]						6,305	6,305
Other comprehensive income (loss)		(4,704)	[2]					(4,704)		(4,704)
Capital contribution		(600)
Balance at Dec. 31, 2022	[3]			$ 14	$ 5,364	$ 0	$ 0	$ (3,200)	$ 8,103	$ 10,281
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		6,305
Other comprehensive income (loss)		(4,704)
Balance at Jan. 01, 2023		$ 10,281

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.